SUPPLEMENT DATED OCTOBER 14, 2015
TO

PROSPECTUS DATED MAY 1, 2008
FOR CORPORATE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective April 29, 2016 the name of the following investment option will be changed:

Current Name	New Name

MFS® Money Market Portfolio	MFS® U.S. Government Money Market Portfolio

Please retain this supplement with your prospectus for future reference.